RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales
Personnel expenses	R$ (997,080)	R$ (1,374,331)	R$ (649,741)
Variable cost	(7,533,152)	(10,067,716)	(3,197,895)
Logistics cost	(4,156,096)	(2,776,021)	(1,044,899)
Depreciation, depletion and amortization	(5,773,088)	(7,135,049)	(1,523,935)
Operating expenses COVID-19	(95,024)
Other	(411,891)	609,635	(505,861)
Total cost of sales	(18,966,331)	(20,743,482)	(6,922,331)
Selling expenses
Personnel expenses	(205,636)	(215,640)	(145,844)
Services	(114,143)	(85,161)	(78,227)
Logistics cost	(852,562)	(618,089)	(297,129)
Depreciation and amortization	(905,880)	(904,748)	(4,471)
Other	(96,431)	(81,641)	(73,055)
Total selling expenses	(2,174,652)	(1,905,279)	(598,726)
General and Administrative expenses
Personnel expenses	(862,308)	(642,543)	(469,661)
Services	(311,975)	(323,841)	(235,544)
Depreciation and amortization	(78,275)	(26,221)	(34,817)
Social actions COVID-19	(48,590)
Operating expenses COVID-19	(41,076)
Other	(100,968)	(180,753)	(85,187)
Total General and Administrative expenses	(1,443,192)	(1,173,358)	(825,209)
Other operating (expenses) income net
Rents and leases	4,303	5,805
Result from sale of other products, net	56,791	15,229	8,785
Result from sale and disposal of property, plant and equipment and biological assets, net	56,984	(63,454)	4,523
Result on fair value adjustment of biological assets	466,484	185,399	(129,187)
Insurance reimbursement	5,025	7,917
Amortization of intangible assets	(15,537)	(20,336)	(9,947)
Trade agreement credits		87,000	51,846
Result on disposal of investments	(9,404)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)		128,115	335
Provision for loss and write-off of property, plant and equipment and biological assets			(18,103)
Other operating income (expenses), net	(33,496)	60,079	(5,127)
Total other, net	531,150	405,754	R$ (96,875)
Cost of idle capacity and maintenance downtime	524,411	615,394
Amortization of inventories step up	2,178,903	R$ 2,178,903
Dismantling cost	R$ 3,177